OTHER INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 7,921	$ 7,921	$ 5,994
Accumulated amortization	5,749	5,749	5,099
Impairment of intangible assets	325
Other intangibles, net	1,847	1,847	895
Know-How and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,738	4,738	4,723
Accumulated amortization	4,606	4,606	4,607
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,789	1,789	507
Accumulated amortization	327	327	90
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	686	686	416
Accumulated amortization	270	270	101
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	708	708	348
Accumulated amortization	546	546	301
Developed Technology Rights And Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		$ 325